Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net accrued charter revenue by maturities [Abstract]
2013	$ 3,507
2014	6,937
2015	(1,661)
2016	(6,898)
2017	(1,613)
2018 and thereafter	16
Total	$ 288	$ 6,549